Deposits - Scheduled Maturities of Time Deposits (Detail)	Dec. 31, 2017 USD ($)
Banking and Thrift [Abstract]
2018	$ 140,515,847
2019	32,469,001
2020	2,978,646
2021	18,542
2022	1,580,178
Total Time deposit	$ 177,562,214